Financial instruments - Price Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) t	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value	$ 376,000
Unrealized gain (loss)	$ (100)
Realized loss		$ (1,800)
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)	10.00%
Impact of change on pre-tax net income	$ 2,500
Commodity price risk | Commodity Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value	$ (600)	$ (600)
Commodity price risk | Copper | Commodity Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity (tonnes) | t	1,000
Production volume, percentage	25.00%